Document and Entity Information	Feb. 12, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 12, 2024
Entity Registrant Name	CRH PUBLIC LTD CO
Entity Incorporation State Country Code	L2
Entity File Number	001-32846
Entity Tax Identification Number	98-0366809
Entity Address Address Line 1	Stonemason’s Way
Entity Address Address Line 2	Rathfarnham
Entity Address City Or Town	Dublin
Entity Address Postal Zip Code	D16 KH51
Entity Address Country	IE
Country Region	353
City Area Code	1
Local Phone Number	404 1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000849395
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary Shares of €0.32 each
Trading Symbol	CRH
Security Exchange Name	NYSE
Unsecured Debt [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.40% Notes due 2033
Trading Symbol	CRH/33A
Security Exchange Name	NYSE